Goodwill and intangible assets, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 126,291	$ 126,291
Less - accumulated amortization	(67,079)	(48,267)
Intangible assets, net	59,212	78,024
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	63,677	63,677
Less - accumulated amortization	(29,978)	(20,362)
Partnership Agreement
Finite-Lived Intangible Assets [Line Items]
Cost	11,366	11,366
Less - accumulated amortization	(5,673)	(3,778)
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	27,856	27,856
Less - accumulated amortization	(20,135)	(17,065)
Trademark
Finite-Lived Intangible Assets [Line Items]
Cost	731	731
Marketing Asset
Finite-Lived Intangible Assets [Line Items]
Cost	19,263	19,263
Less - accumulated amortization	(9,620)	(5,768)
GTS Duty Calculator
Finite-Lived Intangible Assets [Line Items]
Cost	3,398	3,398
Others
Finite-Lived Intangible Assets [Line Items]
Less - accumulated amortization	$ (1,673)	$ (1,294)